DISTRIBUTION OF PROFIT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Distribution of Profit [Abstract]
DISTRIBUTION OF PROFIT	17. DISTRIBUTION OF PROFIT The Company did not distribute any dividend to its shareholders for the three months and nine months ended September 30, 2013.
17.	DISTRIBUTION OF PROFIT

On January 30, 2012 upon the approval by all shareholders, the Company distributed cash dividends for the profit of the year 2011 to its shareholders in the amount of $842,554 (RMB5,316,500).